Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Shanda Games [Member] USD ($)	Dec. 31, 2013 Shanda Games [Member] CNY	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] CNY
Condensed Statements of Cash Flows, Captions [Line Items]
Net cash generated in operating activities	$ 282,201	1,708,361	2,290,702	2,372,868	$ (1,783)	(10,791)	4,796	(7,603)
Net cash generated / (used) in investing activities	(33,901)	(205,230)	(943,072)	(1,514,830)	204,078	1,235,427	(533,097)	530,776
Net cash generated / (used) in financing activities	(456,751)	(2,765,037)	(1,117,622)	(1,173,271)	(220,320)	(1,333,750)	629,821	(769,060)
Effect of foreign exchange rate changes on cash and cash equivalents	1,179	7,145	6,571	(26,030)	(372)	(2,254)	(141)	(8,191)
Net increase / (decrease) in cash and cash equivalents	(207,272)	(1,254,761)	236,579	(341,263)	(18,397)	(111,368)	101,379	(254,078)
Cash and cash equivalents, beginning of year	352,243	2,132,374	1,895,795	2,237,058	21,558	130,506	29,127	283,205
Cash and cash equivalents, end of year	$ 144,971	877,613	2,132,374	1,895,795	$ 3,161	19,138	130,506	29,127